S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 21, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. Although such actions are subject to the transfer and other restrictions affecting founder shares and private placement warrants set forth in the letter agreement and described elsewhere in this prospectus, there are no restrictions on the managing member’s ability to transfer equity interests held by the managing member or otherwise consent to a transfer by another member, and transfers of equity interests in the sponsor or its direct or indirect parent entities may result in a change of ownership or control of the sponsor. No member of the sponsor may voluntarily sell, transfer, assign, pledge, mortgage, charge, hypothecate, exchange or otherwise dispose of, its membership interest, except with the prior written consent of the managing member, which consent may not be unreasonably withheld or delayed; provided, however, that such transfer is permitted to a member’s affiliates, immediate family, or to a trust whose primary beneficiary(ies) is a member or members of such member’s immediate family and the recipient agrees to the restrictions relating to a transfer; provided further that no transfer may be made if the Company may become subject to certain adverse tax consequences.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier to occur of (A) with respect to 50% of the founder shares, six months after the completion of our initial business combination and (B) with respect to the remaining founder shares, the earlier of: (i) one year after the completion of our initial business combination and (ii) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	Dune Acquisition Holdings III LLCCarter GlattMichael CastaldyJeron SmithBen Coates______
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above, together with the underwriters
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above